BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,693	$ 29,076
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 44,593	$ 27,457
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.40%	4.90%
Term	5 years 9 months 18 days	5 years
Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,872
Dealer software and technology services operations | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,929	$ 3,872
Dealer software and technology services operations | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.60%	5.70%
Term	8 years 3 months 18 days	5 years 6 months
Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,099
Engineered components manufacturing | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,411	$ 9,099
Engineered components manufacturing | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.90%	4.20%
Term	4 years 1 month 6 days	4 years 8 months 12 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 14,486
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,253	$ 14,486
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.80%	5.30%
Term	4 years 8 months 12 days	5 years 2 months 12 days